CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 259,223	$ 183,762	$ 136,310
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	13,469	11,736	10,344
Amortization of intangible assets	8,897	5,643	5,857
Amortization of premium and accretion of discount on marketable securities, net	(5,743)	(7,178)	(3,001)
Amortization of debt issuance costs	1,996	1,280	1,284
Share-based compensation	26,291	25,209	18,286
Net effect of exchange rate fluctuation	(18,647)	3,025	1,754
Changes in assets and liabilities:
Trade accounts receivables, net	(7,022)	(29,051)	(1,183)
Inventories	(19,004)	(23,897)	(26,000)
Other current and long-term assets	(17,457)	(9,671)	(5,752)
Deferred tax assets, net	(13,787)	(9,722)	(6,241)
Operating lease right-of-use assets	3,660	3,668	3,050
Trade accounts payables	(8,788)	17,506	(7,807)
Deferred revenues	(7,894)	34,553	11,391
Operating lease liabilities	1,745	(3,938)	(3,221)
Other current and long-term liabilities	28,213	32,299	(11,352)
Accrued severance pay, net	461	42	(188)
Net cash provided by operating activities	245,613	235,266	123,531
Cash flows from investment activities:
Acquisition of subsidiary, net of acquired cash	(56,355)	0	0
Change in short-term and long-term interest-bearing bank deposits	(303,674)	(93,595)	(29,658)
Investment in marketable securities	(754,833)	(271,987)	(273,572)
Proceed from maturities of marketable securities	304,896	243,361	192,585
Proceed from sales of marketable securities	494	3,036	2,502
Purchase of property, plant and equipment	(27,698)	(17,215)	(17,188)
Net cash used in investing activities	(837,170)	(136,400)	(125,331)
Cash flows from financing activities:
Proceeds from issuance of convertible senior notes	750,000	0	0
Issuance costs of convertible senior notes	(19,551)	0	0
Purchase of capped calls	(51,826)	0	0
Issuance costs of capped calls	(1,407)	0	0
Conversion of convertible senior notes	(7)	(18,506)	0
Shares repurchase	(35,003)	(30,000)	(112)
Proceeds from exercise of options	0	160	122
Net cash provided by (used in) financing activities	642,206	(48,346)	10
Effect of exchange rate fluctuations on cash, cash equivalents and restricted cash	6,352	(315)	(2,357)
Decrease in cash, cash equivalents and restricted cash	57,001	50,205	(4,147)
Cash, cash equivalents and restricted cash - beginning of year	157,779	107,574	111,721
Cash, cash equivalents and restricted cash - end of year	214,780	157,779	107,574
Supplemental Cash Flow Information [Abstract]
Operating right-of-use assets recognized with corresponding operating lease liabilities	10,451	13,022	785
Accrued purchase of property, plant and equipment	1,617	7,248	70
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 41,537	$ 29,876	$ 26,842